LONG-TERM BANK LOANS	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 15 -              LONG-TERM BANK LOANS

		June 30,
		2012	2013

RMB-denominated loan	(i)	$32,411,580	$25,086,183
SGD-denominated loan	(ii)	-	562,646
MYR-denominated loan	(iii)	144,462	2,126,984
		32,556,042	27,775,813

Less: current portion		(7,914,668)	(8,671,080)

		$24,641,374	$19,104,733

i.
The RMB denominated loan is repayable in 11 installments by March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $41,111,270 and $40,399,057 as of June 30, 2012 and 2013, respectively.

ii.
The SGD denominated loans, assumed in the acquisition of Bond, are repayable in 22 to 68 installments by February 8, 2019. For the year ended June 30, 2013, the effective interest rates ranged from 4.18% to 5.0% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013.

iii.
The MYR denominated loans represent $134,748 and $1,992,236 of loans assumed in the acquisitions of Concord and Bond, respectively. They are repayable in 12 to 116 installments by February 28, 2023. For the year ended June 30, 2013, the effective interest rates ranged from 4.06% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 as of June 30, 2013.

Scheduled principal payments for all outstanding long-term borrowings as of June 30, 2013 are as follows:

Year ending June 30,
2014	$8,671,080
2015	8,824,411
2016	9,381,898
2017	425,257
2018	414,471
2019 and onwards	58,696
$27,775,813

For the years ended June 30, 2011, 2012, and 2013, interest of $2,396,133, $2,642,998 and $2,196,597 was incurred, of which $2,085,582, $2,540,421 and $1,777,882 was charged to interest expenses, and $310,551, $102,577 and $418,715 was capitalized as construction in progress, respectively.